Shareholder Report, Holdings (Details)	Jun. 30, 2025
Empower Securefoundation® Balanced Fund - Class L [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
Empower Securefoundation® Balanced Fund - Class L [Member] | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	21.08%
Empower Securefoundation® Balanced Fund - Class L [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.95%
Empower Securefoundation® Balanced Fund - Class L [Member] | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Empower Securefoundation® Balanced Fund - Class L [Member] | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.19%
Empower Securefoundation® Balanced Fund - Class L [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Empower Securefoundation® Balanced Fund - Class L [Member] | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.59%
Empower Securefoundation® Balanced Fund - Class L [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Empower Securefoundation® Balanced Fund - Class L [Member] | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
Empower Securefoundation® Balanced Fund - Class L [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.08%
Empower Securefoundation® Balanced Fund - Class L [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.54%
Empower Securefoundation® Balanced Fund - Class L [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Empower Securefoundation® Balanced Fund - Class L [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.19%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	21.08%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.95%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.19%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.59%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.08%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.54%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Empower Securefoundation® Balanced Fund - Institutional Class [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.19%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	21.08%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.95%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.19%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.59%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.08%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.54%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Empower Securefoundation® Balanced Fund - Investor Class [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.19%
Empower Securefoundation® Balanced Fund - Service Class [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
Empower Securefoundation® Balanced Fund - Service Class [Member] | Empower S&P 500® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	21.08%
Empower Securefoundation® Balanced Fund - Service Class [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.95%
Empower Securefoundation® Balanced Fund - Service Class [Member] | Empower S&P Mid Cap 400® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Empower Securefoundation® Balanced Fund - Service Class [Member] | Empower S&P Small Cap 600® Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.19%
Empower Securefoundation® Balanced Fund - Service Class [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Empower Securefoundation® Balanced Fund - Service Class [Member] | Fidelity® Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.59%
Empower Securefoundation® Balanced Fund - Service Class [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Empower Securefoundation® Balanced Fund - Service Class [Member] | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
Empower Securefoundation® Balanced Fund - Service Class [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.08%
Empower Securefoundation® Balanced Fund - Service Class [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.54%
Empower Securefoundation® Balanced Fund - Service Class [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Empower Securefoundation® Balanced Fund - Service Class [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.19%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Total Investments	36.16%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Vanguard S&P 500® ETF [Member]
Holdings [Line Items]
Percent of Total Investments	19.38%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.97%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Vanguard S&P Mid-Cap 400® ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.47%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Vanguard Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.36%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.95%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.21%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Federated Hermes Government Obligations Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	36.16%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.38%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.18%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.47%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.45%
Empower Securefoundation® Balanced ETF Fund - Class A [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.36%